PORTFOLIO OF INVESTMENTS

1ST QUARTER

USAA NASDAQ-100 INDEX FUND

MARCH 31, 2019

(Form N-Q)

48480-0519	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Nasdaq-100 Index Fund

March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (96.8%)
	COMMON STOCKS (96.8%)
	Communications (35.4%)
	Internet (28.0%)
70,135	Alphabet, Inc. “A”(a),(b)	$82,541
80,220	Alphabet, Inc. “C”(a)	94,123
111,980	Amazon.com, Inc.(a),(b)	199,409
70,489	Baidu, Inc. ADR(a)	11,620
11,386	Booking Holdings, Inc.(a)	19,868
123,167	Ctrip.com International Ltd. ADR(a)	5,381
231,423	eBay, Inc.	8,595
33,994	Expedia Group, Inc.	4,045
548,871	Facebook, Inc. “A”(a)	91,491
89,243	Fox Corp. “A”(a)	3,276
233,876	JD.com, Inc. ADR(a)	7,051
11,434	MercadoLibre, Inc.(a)	5,806
110,439	Netflix, Inc.(a)	39,378
161,690	Symantec Corp.	3,717
30,282	VeriSign, Inc.(a)	5,498

		581,799

	Media (3.8%)
57,004	Charter Communications, Inc. “A”(a)	19,775
1,142,470	Comcast Corp. “A”	45,676
67,330	Fox Corp. “B”(a)	2,416
51,725	Liberty Global plc “A”(a)	1,289
133,186	Liberty Global plc “C”(a)	3,224
1,099,279	Sirius XM Holdings, Inc.	6,233
3,567	Walt Disney Co.	396

		79,009

	Telecommunications (3.6%)
1,113,510	Cisco Systems, Inc.	60,119
215,068	T-Mobile US, Inc.(a)	14,861

		74,980

	Total Communications	735,788

	Consumer, Cyclical (7.1%)
	Airlines (0.4%)
113,590	American Airlines Group, Inc.	3,607
67,469	United Continental Holdings, Inc.(a)	5,383

		8,990

	Auto Manufacturers (0.9%)
87,710	PACCAR, Inc.	5,977
43,691	Tesla, Inc.(a)	12,227

		18,204

1 | USAA Nasdaq-100 Index Fund

Number of Shares	Security	Market Value (000)
	Distribution/Wholesale (0.2%)
72,388	Fastenal Co.	$4,655

	Lodging (0.7%)
86,291	Marriott International, Inc. “A”	10,794
27,227	Wynn Resorts Ltd.	3,249

		14,043

	Retail (4.8%)
111,425	Costco Wholesale Corp.	26,981
60,196	Dollar Tree, Inc.(a)	6,323
30,768	Lululemon Athletica, Inc.(a)	5,042
19,826	O’Reilly Automotive, Inc.(a)	7,698
93,744	Ross Stores, Inc.	8,728
314,574	Starbucks Corp.	23,385
15,003	Ulta Salon Cosmetics & Fragrance, Inc.(a)	5,232
238,616	Walgreens Boots Alliance, Inc.	15,097

		98,486

	Toys/Games/Hobbies (0.1%)
31,814	Hasbro, Inc.	2,705

	Total Consumer, Cyclical	147,083

	Consumer, Non-cyclical (14.5%)
	Beverages (2.4%)
137,392	Monster Beverage Corp.(a)	7,499
355,322	PepsiCo, Inc.	43,544

		51,043

	Biotechnology (6.3%)
56,527	Alexion Pharmaceuticals, Inc.(a)	7,641
157,408	Amgen, Inc.	29,905
49,758	Biogen, Inc.(a)	11,762
45,120	BioMarin Pharmaceutical, Inc.(a)	4,008
177,615	Celgene Corp.(a)	16,756
322,646	Gilead Sciences, Inc.	20,975
37,184	Illumina, Inc.(a)	11,553
54,146	Incyte Corp.(a)	4,657
27,159	Regeneron Pharmaceuticals, Inc.(a)	11,152
64,669	Vertex Pharmaceuticals, Inc.(a)	11,896

		130,305

	Commercial Services (2.8%)
110,195	Automatic Data Processing, Inc.	17,603
26,446	Cintas Corp.	5,345
296,767	PayPal Holdings, Inc.(a)	30,816
41,359	Verisk Analytics, Inc.	5,501

		59,265

	Food (1.4%)
308,464	Kraft Heinz Co.	10,071
365,314	Mondelez International, Inc. “A”	18,237

		28,308

	Healthcare Products (1.4%)
20,233	Align Technology, Inc.(a)	5,753
38,335	Henry Schein, Inc.(a)	2,304
21,755	IDEXX Laboratories, Inc.(a)	4,864
28,960	Intuitive Surgical, Inc.(a)	16,524

		29,445

Portfolio of Investments | 2

Number of Shares	Security	Market Value (000)
	Pharmaceuticals (0.2%)
130,512	Mylan N.V.(a)	$3,699

	Total Consumer, Non-cyclical	302,065

	Financial (0.3%)
	Insurance (0.3%)
32,648	Willis Towers Watson plc	5,735

	Industrial (0.9%)
	Transportation (0.9%)
206,317	CSX Corp.	15,437
27,507	JB Hunt Transport Services, Inc.	2,786

	Total Industrial	18,223

	Technology (38.3%)
	Computers (10.9%)
1,074,781	Apple, Inc.(b)	204,154
39,513	Check Point Software Technologies Ltd.(a)	4,998
145,475	Cognizant Technology Solutions Corp. “A”	10,540
62,472	NetApp, Inc.	4,332
73,572	Western Digital Corp.	3,536

		227,560

	Semiconductors (11.6%)
254,293	Advanced Micro Devices, Inc.(a)	6,490
93,166	Analog Devices, Inc.	9,808
240,153	Applied Materials, Inc.	9,524
18,140	ASML Holding N.V.	3,411
100,196	Broadcom, Inc.	30,130
1,137,533	Intel Corp.	61,085
38,288	KLA-Tencor Corp.	4,572
38,599	Lam Research Corp.	6,910
69,157	Maxim Integrated Products, Inc.	3,677
59,942	Microchip Technology, Inc.	4,973
283,574	Micron Technology, Inc.(a)	11,720
153,290	NVIDIA Corp.	27,525
83,147	NXP Semiconductors N.V.	7,349
306,152	QUALCOMM, Inc.(b)	17,460
44,031	Skyworks Solutions, Inc.	3,632
237,393	Texas Instruments, Inc.	25,180
64,038	Xilinx, Inc.	8,119

		241,565

	Software (15.8%)
193,213	Activision Blizzard, Inc.	8,797
123,371	Adobe, Inc.(a)	32,877
55,398	Autodesk, Inc.(a)	8,632
70,954	Cadence Design Systems, Inc.(a)	4,506
82,047	Cerner Corp.(a)	4,694
33,318	Citrix Systems, Inc.	3,321
75,783	Electronic Arts, Inc.(a)	7,702
99,053	Fiserv, Inc.(a)	8,744
65,532	Intuit, Inc.	17,131
1,748,722	Microsoft Corp.(b)	206,244
18,519	NetEase, Inc. ADR	4,471
90,835	Paychex, Inc.	7,285
37,858	Synopsys, Inc.(a)	4,359
28,637	Take-Two Interactive Software, Inc.(a)	2,703
38,195	Workday, Inc. “A”(a)	7,366

		328,832

	Total Technology	797,957

3 | USAA Nasdaq-100 Index Fund

Number of Shares	Security	Market Value (000)
	Utilities (0.3%)
	Electric (0.3%)
130,071	Xcel Energy, Inc.	$7,311

	Total Common Stocks (cost: $1,038,018)	2,014,162

	Total Equity Securities (cost: $1,038,018)	2,014,162

Principal Amount (000)		Coupon Rate	Maturity
	MONEY MARKET INSTRUMENTS (0.2%)
	U.S. TREASURY SECURITIES (0.2%)
	Bills (0.2%)(c)
$3,860	U.S. Treasury Bill (d) (cost: $3,832)	2.45%	7/18/2019	3,833

Number of Shares
	MONEY MARKET INSTRUMENTS (2.9%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.9%)
61,804,547	State Street Institutional Treasury Money Market Fund Premier Class, 2.35%(e) (cost: $61,805)	61,805

	Total Investments (cost: $1,103,655)	$2,079,800

Number of Contracts	Description	Expiration Date	Notional Amount (000)	Contract Value (000)	Unrealized Appreciation/ (Depreciation) (000)
	FUTURES (3.2%)
	LONG FUTURES
	Equity Contracts
449	Nasdaq 100 E-Mini	6/21/2019	USD65,220	$66,457	$1,237

	Total Long Futures			$66,457	$1,237

	Total Futures			$66,457	$1,237

Portfolio of Investments | 4

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$2,014,162	$—	$—	$2,014,162
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	61,805	—	—	61,805
U.S. Treasury Securities	3,833	—	—	3,833
Futures(1)	1,237	—	—	1,237

Total	$2,081,037	$—	$—	$2,081,037

(1)	Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

5 | USAA Nasdaq-100 Index Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

March 31, 2019 (unaudited)

GENERAL NOTES

A. Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Nasdaq-100 Index Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security’s market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Notes to Portfolio of Investments | 6

5. Repurchase agreements are valued at cost.

6. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the USAA Asset Management Company (the Manager) include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,080,896,000 at March 31, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

7 | USAA Nasdaq-100 Index Fund

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)	Non-income-producing security.

(b)	The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2019.

(c)	Rate represents an annualized yield at time of purchase, not coupon rate.

(d)	Securities with a value of $3,833,000 are segregated as collateral for initial margin requirements on open futures contracts.

(e)	Rate represents the money market fund annualized seven-day yield at March 31, 2019.

Notes to Portfolio of Investments | 8